UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02383

ALLIANCEBERNSTEIN GLOBAL BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2009

Date of reporting period: June 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Bond Fund

Portfolio of Investments

June 30, 2009 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 39.0%
Belgium - 2.7%
Belgium Government Bond
Series 48
4.00%, 3/28/22	EUR	38,000	$52,327,427

Brazil - 3.2%
Republic of Brazil
10.25%, 1/10/28	BRL	25,184	12,659,474
12.50%, 1/05/16 - 1/05/22		87,577	49,318,582

			61,978,056

Canada - 2.0%
Government of Canada
4.00%, 6/01/16	CAD	42,580	39,108,512

France - 6.4%
France Government Bond OAT
3.75%, 4/25/21	EUR	11,055	15,189,032
5.75%, 10/25/32		43,960	73,793,468
Government of France
3.50%, 4/25/15		23,987	34,591,694

			123,574,194

Germany - 1.5%
Bundesrepublik Deutschland
Series 97
6.50%, 7/04/27		15,900	28,514,446

Hungary - 1.1%
Hungary Government Bond
Series 14/C
5.50%, 2/12/14	HUF	551,100	2,401,974
Series 15/A
8.00%, 2/12/15		335,230	1,590,153
Series 17/B
6.75%, 2/24/17		4,123,920	17,646,940

			21,639,067

Netherlands - 4.7%
Netherlands Government Bond
4.50%, 7/15/17	EUR	35,637	53,228,073
7.50%, 1/15/23		20,000	37,810,174

			91,038,247

Sweden - 2.1%
Sweden Government Bond
Series 1041
6.75%, 5/05/14	SEK	270,255	41,470,523

United Kingdom - 3.3%
United Kingdom Gilt
5.00%, 3/07/18	GBP	34,562	63,984,430

United States - 12.0%
U.S. Treasury Bonds
3.125%, 5/15/19 (a)	US$	240,000	232,125,600

Total Governments - Treasuries (cost $740,364,104)			755,760,502

CORPORATES - INVESTMENT GRADES - 30.5%
Financial Institutions - 14.5%
Banking - 10.7%
American Express Co.
7.25%, 5/20/14		7,495	7,753,083
Bank of America Corp.
5.65%, 5/01/18		10,790	9,534,378
Barclays Bank PLC
4.875%, 12/15/14 (b)	EUR	3,540	2,185,079
5.45%, 9/12/12	US$	1,180	1,230,279
6.00%, 1/23/18	EUR	6,144	8,261,486
The Bear Stearns Co., Inc.
5.55%, 1/22/17	US$	13,525	12,534,348
7.625%, 12/07/09		3,735	3,829,593
Caisse Nationale des Caisses d’Epargne et de Prevoyance
4.75%, 2/01/16 (b)	EUR	1,250	789,103
Citigroup, Inc.
4.625%, 8/03/10	US$	3,830	3,810,919
5.50%, 4/11/13		6,884	6,451,995
Deutsche Bank AG
5.96%, 10/12/10	GBP	1,150	1,947,844
The Goldman Sachs Group, Inc.
7.35%, 10/01/09	US$	3,690	3,746,630
7.50%, 2/15/19		4,481	4,798,129
HSBC Holdings PLC
6.50%, 9/15/37		11,272	10,903,552
JP Morgan Chase Capital XXV
Series Y
6.80%, 10/01/37		8,340	7,172,408
JPMorgan Chase & Co.
4.625%, 1/31/11	EUR	1,400	2,006,398
JPMorgan Chase Bank NA
4.625%, 5/31/17 (b)		950	1,231,563
Manufacturers & Traders Trust Co.
6.625%, 12/04/17	US$	9,586	9,118,663

Merrill Lynch & Co., Inc.
5.70%, 5/02/17		8,855	7,595,341
6.05%, 5/16/16		7,398	6,624,147
Mizuho Capital Investment EUR 1 Ltd.
5.02%, 6/30/11 (b)	EUR	6,450	6,245,646
Morgan Stanley
3.75%, 3/01/13		4,553	5,975,721
10.09%, 5/03/17 (c)	BRL	13,035	5,388,288
National Australia Bank Ltd.
5.50%, 5/20/15	EUR	5,750	8,446,242
National City Bank
5.80%, 6/07/17	US$	4,925	4,688,551
Nationwide Building Society
3.125%, 1/26/10	EUR	2,600	3,604,174
Rabobank Nederland
11.00%, 6/30/19 (b)(c)	US$	350	389,375
Resona Bank Ltd.
4.125%, 9/27/12 (b)(c)	EUR	7,815	7,674,291
Santander Perpetual SA Unipersonal
4.375%, 12/10/14 (b)		6,834	6,806,825
Societe Generale
6.999%, 12/19/17 (b)		3,000	2,819,728
Sovereign Bank
5.125%, 3/15/13	US$	7,781	7,239,116
Sumitomo Mitsui Banking Corp.
4.375%, 10/15/15 (b)(c)	EUR	3,149	3,246,917
UBS Preferred Funding Trust I
8.622%, 10/01/10 (b)	US$	8,481	6,039,363
Union Bank of California
5.95%, 5/11/16		8,694	8,042,793
US Bank NA
6.30%, 2/04/14		4,585	4,979,640
VTB Capital SA
6.875%, 5/29/18 (c)		2,936	2,657,080
Wachovia Bank NA
4.875%, 2/01/15		4,080	3,895,951
Wachovia Corp.
5.50%, 5/01/13		2,955	3,052,527
Wells Fargo & Co.
4.20%, 1/15/10		3,845	3,889,283
4.375%, 1/31/13		1,475	1,487,700

			208,094,149

Finance - 1.2%
General Electric Capital Corp.
5.625%, 5/01/18		9,933	9,394,462

HSBC Finance Corp.
5.25%, 1/15/14		4,940	4,850,611
SLM Corp.
5.05%, 11/14/14		11,588	8,965,636

			23,210,709

Insurance - 2.4%
Aegon NV
4.75%, 6/01/13		1,460	1,321,205
Aetna, Inc.
6.75%, 12/15/37		9,786	9,073,990
The Allstate Corp.
6.125%, 5/15/37 (b)		15,215	11,183,025
American International Group, Inc.
4.25%, 5/15/13		9,460	5,479,790
Genworth Financial, Inc.
4.95%, 10/01/15		7,020	4,500,782
Hartford Financial Services Group, Inc.
6.30%, 3/15/18		4,935	4,013,009
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (c)		5,310	4,203,937
Principal Financial Group, Inc.
7.875%, 5/15/14		3,660	3,855,777
Prudential Financial, Inc.
5.15%, 1/15/13		2,580	2,503,748

			46,135,263

Other Finance - 0.1%
Red Arrow International Leasing PLC
8.375%, 6/30/12	RUB	78,400	2,238,645

REITS - 0.1%
ERP Operating LP
5.25%, 9/15/14	US$	2,115	2,007,941

			281,686,707

Industrial - 12.9%
Basic - 3.4%
ArcelorMittal
5.375%, 6/01/13		11,145	10,674,536
Bayer Capital Corp. BV
4.625%, 9/26/14	EUR	4,439	6,428,566
BHP Billiton Finance USA Ltd.
5.50%, 4/01/14	US$	3,570	3,829,692
The Dow Chemical Co.
7.375%, 11/01/29		1,615	1,467,754
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/01/17		3,790	3,818,425
GTL Trade Finance, Inc.
7.25%, 10/20/17 (c)		2,362	2,232,090

International Paper Co.
7.95%, 6/15/18		2,550	2,460,090
PPG Industries, Inc.
6.65%, 3/15/18		6,957	7,396,272
Rio Tinto Finance USA Ltd.
5.875%, 7/15/13		8,708	8,762,573
Usiminas Commercial Ltd.
7.25%, 1/18/18 (c)		3,526	3,552,445
Vale Overseas Ltd.
6.875%, 11/21/36		9,554	9,071,571
Weyerhaeuser Co.
7.375%, 3/15/32		8,345	6,660,603

			66,354,617

Capital Goods - 0.6%
Caterpillar Financial Services Corp.
6.20%, 9/30/13		8,371	8,862,855
Tyco International Finance SA
8.50%, 1/15/19		1,875	2,078,962

			10,941,817

Communications - Media - 1.4%
BSKYB Finance UK PLC
5.625%, 10/15/15 (c)		3,905	3,844,750
5.75%, 10/20/17 (c)	GBP	3,977	6,510,115
CBS Corp.
5.625%, 8/15/12	US$	2,225	2,193,981
6.625%, 5/15/11		1,875	1,898,017
Time Warner Cable, Inc.
7.50%, 4/01/14		1,090	1,200,740
8.25%, 2/14/14		6,030	6,758,991
YPG Holdings, Inc.
5.25%, 2/15/16	CAD	7,840	5,989,378

			28,395,972

Communications - Telecommunications - 1.5%
AT&T Corp.
8.00%, 11/15/31	US$	3,822	4,411,280
AT&T, Inc.
5.60%, 5/15/18		5,475	5,504,559
Embarq Corp.
7.082%, 6/01/16		9,721	9,493,451
Qwest Corp.
7.625%, 6/15/15		3,715	3,492,100
Telecom Italia Capital SA
5.25%, 11/15/13		3,389	3,323,213
Verizon Communications, Inc.
5.25%, 4/15/13		2,825	2,964,784

			29,189,387

Consumer Cyclical - Automotive - 0.4%
BMW US Capital LLC
5.00%, 5/28/15	EUR	6,000	8,344,637

Consumer Cyclical - Entertainment - 0.3%
The Walt Disney Co.
5.50%, 3/15/19	US$	4,915	5,151,593

Consumer Cyclical - Retailers - 0.3%
Marks & Spencer PLC
5.625%, 3/24/14	GBP	3,458	5,587,273

Consumer Non-Cyclical - 2.2%
Baxter International, Inc.
5.375%, 6/01/18	US$	7,370	7,717,245
GlaxoSmithKline Capital, Inc.
4.375%, 4/15/14		3,965	4,061,762
Kraft Foods, Inc.
6.125%, 8/23/18		10,240	10,604,575
McKesson Corp.
5.25%, 3/01/13		7,605	7,736,620
Pfizer, Inc.
5.35%, 3/15/15		4,255	4,572,423
Reynolds American, Inc.
7.625%, 6/01/16		3,370	3,380,100
Whirlpool Corp.
8.60%, 5/01/14		515	538,175
Wyeth
5.50%, 2/01/14		3,805	4,072,236

			42,683,136

Energy - 0.8%
Apache Corp.
6.90%, 9/15/18		2,950	3,377,455
Canadian Natural Resources Ltd.
5.15%, 2/01/13		1,245	1,266,935
Valero Energy Corp.
9.375%, 3/15/19		2,385	2,716,548
Weatherford International Ltd.
5.15%, 3/15/13		1,640	1,635,674
6.00%, 3/15/18		6,250	6,137,550

			15,134,162

Services - 0.5%
The Western Union Co.
5.93%, 10/01/16		9,665	9,757,803

Technology - 1.0%
Electronic Data Systems Corp.
Series B
6.00%, 8/01/13		1,975	2,156,007
Motorola, Inc.
6.50%, 9/01/25		12,010	8,407,000

Oracle Corp.
5.75%, 4/15/18	8,987	9,479,874

		20,042,881

Transportation - Airlines - 0.4%
Southwest Airlines Co.
Series 07-1
6.15%, 8/01/22	7,949	7,361,649

Transportation - Railroads - 0.1%
Canadian Pacific Railway Co.
6.50%, 5/15/18	1,276	1,268,165

		250,213,092

Non Corporate Sectors - 1.7%
Agencies - Not Government Guaranteed - 1.7%
Gaz Capital SA
6.212%, 11/22/16 (c)	21,783	18,297,720
6.51%, 3/07/22 (c)	1,705	1,265,963
TransCapitalInvest Ltd. for OJSC AK Transneft
5.67%, 3/05/14 (c)	6,980	5,898,100
7.70%, 8/07/13 (c)	5,168	4,989,704
8.70%, 8/07/18 (c)	1,778	1,689,100

		32,140,587

Utility - 1.4%
Electric - 0.4%
Nisource Finance Corp.
6.80%, 1/15/19	7,790	7,299,955

Natural Gas - 0.5%
Sempra Energy
6.50%, 6/01/16	5,700	5,949,905
Williams Co., Inc.
7.875%, 9/01/21	2,910	2,866,350
8.125%, 3/15/12	1,460	1,513,071

		10,329,326

Other Utility - 0.5%
Veolia Environnement
5.25%, 6/03/13	9,375	9,690,806

		27,320,087

Total Corporates - Investment Grades (cost $633,423,608)		591,360,473

COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.0%
Non-Agency Fixed Rate CMBS - 7.9%
Banc of America Commercial Mortgage, Inc.
Series 2007-5, Class A4
5.492%, 2/10/51	13,875	9,739,447
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2006-T24, Class A4
5.537%, 10/12/41	10,225	8,686,008

Commercial Mortgage Pass Through Certificates
Series 2006-C8, Class A4
5.306%, 12/10/46	2,585	1,884,622
Series 2007-C9, Class A4
6.01%, 12/10/49	11,682	8,889,227
Credit Suisse Mortgage Capital Certificates
Series 2006-C5, Class A3
5.311%, 12/15/39	10,910	7,477,449
CS First Boston Mortgage Securities Corp.
Series 2004-C3, Class A5
5.113%, 7/15/36	9,000	7,966,306
Greenwich Capital Commercial Funding Corp.
Series 2005-GG3, Class A2
4.305%, 8/10/42	10,978	10,717,350
Series 2007-GG9, Class A2
5.381%, 3/10/39	6,275	5,891,715
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP5, Class A4
5.344%, 12/15/44	8,530	7,211,171
Series 2006-CB16, Class A4
5.552%, 5/12/45	7,160	5,753,894
Series 2006-CB17, Class A4
5.429%, 12/12/43	17,020	13,759,465
Series 2007-C1, Class A4
5.716%, 2/15/51	5,614	3,696,903
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class A4
5.372%, 9/15/39	5,456	4,423,783
Series 2007-C1, Class A4
5.424%, 2/15/40	11,490	8,351,840
Merrill Lynch Mortgage Trust
Series 2008-C1, Class A4
5.69%, 2/12/51	6,460	4,269,747
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4
5.414%, 7/12/46	10,660	8,025,267
Series 2007-9, Class A4
5.70%, 9/12/49	5,650	4,103,819
Morgan Stanley Capital I
Series 2005-HQ6, Class A4A
4.989%, 8/13/42	11,200	9,568,531
Series 2006-IQ12, Class A4
5.332%, 12/15/43	10,000	7,478,206
Series 2007-HQ13, Class A3
5.569%, 12/15/44	8,110	5,918,641

Series 2007-IQ15, Class A4
6.076%, 6/11/49	2,624	1,976,133
Wachovia Bank Commercial Mortgage Trust
Series 2007-C32, Class A2
5.924%, 6/15/49	8,425	7,862,848

		153,652,372

Non-Agency Floating Rate CMBS - 0.1%
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP3, Class A4A
4.936%, 8/15/42 (b)	2,500	2,021,654

Total Commercial Mortgage-Backed Securities (cost $189,468,913)		155,674,026

CORPORATES - NON-INVESTMENT GRADES - 7.0%
Industrial - 4.5%
Basic - 0.8%
United States Steel Corp.
6.05%, 6/01/17	8,280	7,061,962
Vedanta Resources PLC
8.75%, 1/15/14 (c)	8,139	7,406,490

		14,468,452

Capital Goods - 1.1%
Masco Corp.
6.125%, 10/03/16	4,765	4,000,675
Mohawk Industries, Inc.
6.625%, 1/15/16	10,340	9,187,917
Owens Corning, Inc.
6.50%, 12/01/16	9,619	8,431,660

		21,620,252

Communications - Telecommunications - 0.3%
Cricket Communications, Inc.
7.75%, 5/15/16 (c)	670	644,875
Vip Finance (Vimpelcom)
8.375%, 4/30/13 (c)	5,450	5,047,790

		5,692,665

Consumer Cyclical - Other - 1.5%
Centex Corp.
7.50%, 1/15/12	7,451	7,506,883
Sheraton Holding Corp.
7.375%, 11/15/15	3,830	3,523,600
Starwood Hotels & Resorts Worldwide, Inc.
6.25%, 2/15/13	8,000	7,440,000
Wyndham Worldwide Corp.
6.00%, 12/01/16	9,108	7,123,339
Wynn Las Vegas LLC/Corp.
6.625%, 12/01/14	4,100	3,608,000

		29,201,822

Consumer Cyclical - Retailers - 0.8%
Limited Brands, Inc.
6.90%, 7/15/17		5,968	5,164,158
7.60%, 7/15/37		4,675	3,319,619
Macy’s Retail Holdings, Inc.
5.35%, 3/15/12		8,465	7,704,945

			16,188,722

Consumer Non-Cyclical - 0.0%
HCA, Inc.
8.50%, 4/15/19 (c)		365	358,612

			87,530,525

Financial Institutions - 1.9%
Banking - 1.1%
CenterCredit International
8.625%, 1/30/14 (c)		2,490	1,767,900
Commerzbank Capital Funding Trust I
5.012%, 4/12/16 (b)	EUR	2,200	987,606
HBOS Capital Funding LP
4.939%, 5/23/16 (b)		3,544	1,640,661
Lloyds Banking Group PLC
6.267%, 11/14/16 (b)(c)	US$	8,999	3,059,660
Lloyds TSB Bank PLC
6.35%, 2/25/13 (b)	EUR	2,076	1,455,867
13.00%, 1/22/19 (b)		2,484	2,805,167
NB Capital Trust IV
8.25%, 4/15/27	US$	4,509	3,786,171
RBS Capital Trust A
6.467%, 6/30/12 (b)	EUR	2,770	1,709,794
Royal Bank of Scotland Group PLC
7.648%, 9/30/31 (b)	US$	7,768	3,845,160

			21,057,986

Finance - 0.5%
CIT Group, Inc.
5.00%, 2/01/15		10,860	6,396,627
5.125%, 9/30/14		5,665	3,339,132

			9,735,759

Insurance - 0.2%
American International Group, Inc.
6.25%, 3/15/37		9,015	2,231,213
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (c)		5,195	2,909,200

			5,140,413

Other Finance - 0.1%
Aiful Corp.
6.00%, 12/12/11 (c)		3,728	1,826,720

			37,760,878

Utility - 0.6%
Electric - 0.6%
Edison Mission Energy
7.00%, 5/15/17		4,275	3,281,063
NRG Energy, Inc.
7.375%, 2/01/16 - 1/15/17		8,240	7,781,650

			11,062,713

Total Corporates - Non-Investment Grades (cost $178,692,209)			136,354,116

SUPRANATIONALS - 5.2%
European Investment Bank
1.40%, 6/20/17 (cost $94,020,316)	JPY	9,803,000	100,286,618

GOVERNMENTS - SOVEREIGN AGENCIES - 4.8%
Germany - 0.6%
Kreditanstalt fuer Wiederaufbau
1.35%, 1/20/14		1,000,000	10,409,986

Japan - 4.2%
Development Bank of Japan
1.75%, 3/17/17		3,000,000	32,080,241
Japan Finance Org for Municipal Enterprises
2.00%, 5/09/16		4,590,000	49,567,569

			81,647,810

Total Governments - Sovereign Agencies (cost $86,487,045)			92,057,796

QUASI-SOVEREIGNS - 4.2%
Chile - 0.3%
Codelco, Inc.
6.15%, 10/24/36 (c)	US$	6,110	5,980,456
Kazakhstan - 1.0%
KazMunaiGaz Finance Sub BV
8.375%, 7/02/13 (c)		10,885	10,041,412
9.125%, 7/02/18 (c)		11,100	9,906,750

			19,948,162

Russia - 2.9%
GPB Eurobond Finance PLC for Gazprombank
7.25%, 2/22/10	RUB	400,000	12,576,599
RSHB Capital SA for OJSC Russian Agricultural Bank
6.299%, 5/15/17 (c)	US$	13,127	11,289,220
7.125%, 1/14/14 (c)		13,552	12,806,640
7.175%, 5/16/13 (c)		330	315,975
7.75%, 5/29/18 (c)		20,118	18,257,085

			55,245,519

Total Quasi-Sovereigns (cost $82,570,718)			81,174,137

BANK LOANS - 2.6%
Industrial - 2.2%
Basic - 0.3%
Georgia-Pacific LLC
2.31%-2.65%, 12/20/12 (d)	772	726,294
Hexion Specialty Chemicals, Inc.
2.88%, 5/05/13 (d)	182	121,886
3.50%, 5/05/13 (d)	836	562,543
Huntsman International LLC
2.06%, 4/21/14 (d)	1,980	1,780,828
John Maneely Co.
3.57%-4.39%, 12/09/13 (d)	800	630,400
Lyondell Chemical Company
3.82%-5.75%, 12/20/13 (d)	239	103,659
4.07%-6.00%, 12/22/14 (d)	145	62,794
7.00%, 12/22/14 (d)	629	272,478
Lyondell Chemical Company (New Money Dip)
13.00%, 12/15/09 (d)(e)	374	384,908
Lyondell Chemical Company (New Roll-Up Dip)
5.82%-5.94%, 12/15/09 (d)	374	310,300
Newpage Corp.
4.06%, 12/22/14 (d)	1,466	1,261,354

		6,217,444

Capital Goods - 0.2%
Graham Packaging Company, L.P.
2.56%-2.63%, 10/07/11 (d)	177	167,350
6.75%, 4/05/14 (d)	1,769	1,746,562
Graphic Packaging International, Inc.
3.06%-3.96%, 5/16/14 (d)	1,463	1,373,547
Manitowoc Co., Inc.
7.50%, 8/25/14 (d)	524	472,096
TRW Automotive Inc.
2/09/14 (f)	784	694,769

		4,454,324

Communications - Media - 0.4%
Cengage Learning Acquisitions, Inc. (Thomson Learning)
2.81%, 7/03/14 (d)	1,721	1,436,989
Charter Communications Operating LLC
6.25%, 3/05/14 (d)	1,963	1,756,068
CSC Holdings, Inc. (Cablevision)
2.07%, 3/29/13 (d)	468	436,664
Getty Images, Inc.
6.25%, 7/02/15 (d)	1,030	1,018,206
Idearc, Inc. (Verizon)
6.25%, 11/17/14 (d)(g)	956	402,727

Nielsen Finance LLC
6/23/14 (d)(f)	439	395,162
Univision Communications, Inc.
2.56%, 9/29/14 (d)(f)	1,390	1,037,719
Wide Open West Finance LLC
2.82%-4.75%, 6/30/14 (d)	998	849,541

		7,333,076

Communications - Telecommunications - 0.1%
Level 3 Financing, Inc.
2.57%-3.39%, 3/13/14 (d)	1,462	1,209,112
Telesat Canada
3.31%, 10/31/14 (d)	978	908,605

		2,117,717

Consumer Cyclical - Automotive - 0.1%
Ford Motor Co.
3.32%-4.14%, 12/15/13 (d)	1,469	1,064,654
Lear Corp.
3.04%-3.35%, 4/25/12 (d)	994	677,124

		1,741,778

Consumer Cyclical - Entertainment - 0.1%
Metro-Goldwyn-Mayer Inc.
3.56%, 4/09/12 (d)	1,481	829,286

Consumer Cyclical - Other - 0.2%
Hanesbrands, Inc.
5.07%-5.84%, 9/05/13 (d)	1,744	1,730,106
Harrah’s Operating Co., Inc.
3.46%-4.10%, 1/28/15 (d)	435	318,483
4.09%, 1/28/15 (d)	1,305	952,635
Las Vegas Sands LLC
5/23/14 (f)	73	51,454
5/23/14 (f)	362	254,674
Penn National Gaming, Inc.
2.06%-2.72%, 10/03/12 (d)	598	570,945

		3,878,297

Consumer Non-Cyclical - 0.4%
Amscan Holdings, Inc.
2.76%-3.38%, 5/27/13 (d)	1,481	1,292,225
Aramark Corp.
2.25%, 1/26/14 (d)	49	44,811
2.47%, 1/26/14 (d)	765	705,348
CHS/Community Health Systems, Inc.
2.56%-2.92%, 7/25/14 (d)	1,227	1,103,019
HCA, Inc.
2.85%, 11/18/13 (d)	1,241	1,119,598
Health Management Associates, Inc.
2.35%, 2/28/14 (d)	1,395	1,225,384
Mylan Inc.
3.56%-3.88%, 10/02/14 (d)	1,459	1,404,939

Wrigley Jr Company
6.50%, 9/30/14 (d)	878	880,606

		7,775,930

Energy - 0.1%
Ashmore Energy International
3.31%, 3/30/12 (d)	287	229,623
3.60%, 3/30/14 (d)	2,085	1,667,928

		1,897,551

Services - 0.1%
Sabre, Inc.
2.57%-3.29%, 9/30/14 (d)	975	700,781
West Corp.
2.68%-2.69%, 10/24/13 (d)	1,481	1,346,936

		2,047,717

Technology - 0.2%
Dealer Computer Services, Inc.
2.31%, 10/26/12 (d)	1,863	1,555,780
Dresser, Inc.
3.10%, 5/04/14 (d)	977	885,688
First Data Corp.
3.06%-3.07%, 9/24/14 (d)	726	545,312
Freescale Semiconductor, Inc.
2.07%, 11/29/13 (d)	788	571,413
Sungard Data Systems, Inc.
2.07%-2.72%, 2/28/14 (d)	42	38,725
3.95%-4.60%, 2/28/16 (d)	1,181	1,102,530

		4,699,448

Transportation - Airlines - 0.0%
Delta Airlines
4/30/14 (f)	628	427,310

		43,419,878

Utility - 0.3%
Electric - 0.3%
Calpine Corp.
3.48%, 3/29/14 (d)	1,485	1,309,576
FirstLight Power Resources, Inc.
3.13%, 11/01/13 (d)	959	853,108
5.13%, 5/01/14 (d)	1,750	1,295,000
NRG Energy, Inc.
1.81%-2.10%, 2/01/13 (d)	911	855,982
Texas Competitive Electric Holdings Company LLC
3.81%-3.82%, 10/10/14 (d)	1,465	1,045,604

		5,359,270

Financial Institutions - 0.1%
Insurance - 0.1%
Asurion Corp.
3.32%-4.02%, 7/03/14 (d)		2,000	1,876,000

Total Bank Loans (cost $55,157,262)			50,655,148

EMERGING MARKETS - TREASURIES - 2.6%
Colombia - 0.9%
Republic of Colombia
9.85%, 6/28/27	COP	4,290,000	2,025,905
12.00%, 10/22/15		27,389,000	14,610,958

			16,636,863

Turkey - 1.7%
Turkey Government Bond
16.00%, 3/07/12	TRY	47,450	33,213,180

Total Emerging Markets - Treasuries (cost $46,628,712)			49,850,043

COVERED BONDS - 2.0%
Abbey National Treasury Services PLC/London
4.25%, 4/12/21	EUR	16,000	20,144,163
HBOS Treasury Services PLC
4.75%, 6/08/22		16,000	19,346,513

Total Covered Bonds (cost $40,253,397)			39,490,676

EMERGING MARKETS - SOVEREIGNS - 0.9%
Indonesia - 0.9%
Republic of Indonesia
7.75%, 1/17/38 (c)	US$	5,568	5,192,160
11.625%, 3/04/19 (c)		4,042	5,153,550
12.90%, 6/17/22	IDR	70,203,600	7,524,228

Total Emerging Markets - Sovereigns (cost $17,132,975)			17,869,938

GOVERNMENTS - SOVEREIGN BONDS - 0.5%
Russia - 0.5%
Russian Federation
7.50%, 3/31/30 (c) (cost $10,606,861)	US$	9,888	9,713,378

EMERGING MARKETS - CORPORATE BONDS - 0.5%
Industrial - 0.5%
Basic - 0.4%
Evraz Group SA
8.875%, 4/24/13 (c)		3,468	2,921,790
Steel Capital SA for OAO Severstal
9.75%, 7/29/13 (c)		5,485	4,634,825

			7,556,615

Other Industrial - 0.1%
Noble Group Ltd.
8.50%, 5/30/13 (c)		1,767	1,678,650

Total Emerging Markets - Corporate Bonds (cost $10,729,775)			9,235,265

CMOS - 0.2%
Non-Agency ARMS - 0.2%
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A9, Class 2A1A
5.155%, 12/25/35 (b) (cost $5,100,812)		5,485	4,652,849

LOCAL GOVERNMENTS - REGIONAL BONDS - 0.1%
Colombia - 0.1%
Bogota Distrio Capital
9.75%, 7/26/28 (c) (cost $2,411,986)	COP	5,550,000	2,174,932

	Shares
PREFERRED STOCKS - 0.0%
Non Corporate Sectors - 0.0%
Agencies - Government Sponsored - 0.0%
Federal National Mortgage Association
8.25% (cost $2,673,750)		106,950	142,243

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.6%
Treasury Bills - 0.6%
United States Treasury Bill Zero Coupon, 7/09/09 (cost $12,399,732)	US$	12,400	12,399,764

Total Investments - 108.7% (cost $2,208,122,175) (h)			2,108,851,904
Other assets less liabilities - (8.7)%			(168,108,733)

Net Assets - 100.0%			$1,940,743,171

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2009	Unrealized Appreciation/ (Depreciation)
Sold Contracts
Japan 10 Yr Bond Future	122,000,000	September 2009	$171,901,606	$174,891,784	$(2,990,178)
US Treasury Bond Future	1,974,000	September 2009	231,416,017	233,641,406	(2,225,389)

					$(5,215,567)

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at June 30, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 8/10/09	24,076	$19,632,398	$19,340,988	$(291,410)
Australian Dollar settling 8/10/09	11,388	8,909,030	9,148,707	239,677
Australian Dollar settling 8/10/09	12,669	10,042,456	10,177,455	134,999
Australian Dollar settling 8/10/09	11,386	8,968,331	9,146,816	178,485
Euro Dollar settling 7/08/09	13,352	18,153,925	18,731,828	577,903
Euro Dollar settling 7/08/09	2,791	3,951,216	3,915,440	(35,776)
Euro Dollar settling 7/29/09	3,021	4,251,314	4,237,724	(13,590)
Hungary Forints settling 7/13/09	1,021,210	4,943,942	5,252,086	308,144
Hungary Forints settling 7/13/09	796,877	3,872,564	4,098,339	225,775
Japanese Yen settling 7/15/09	1,681,228	17,317,784	17,454,487	136,703
Korean Won settling 7/10/09	23,575,876	18,884,873	18,515,286	(369,587)
New Zealand Dollar settling 7/21/09	14,901	9,172,804	9,603,740	430,936

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at June 30, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts: (continued)
New Zealand Dollar settling 7/21/09	15,337	$9,679,791	$9,884,373	$204,582
Norwegian Kroner settling 8/06/09	361,773	58,105,398	56,208,228	(1,897,170)
Russian Ruble settling 7/15/09	133,578	4,288,203	4,272,392	(15,811)
Sale Contracts:
British Pound settling 8/25/09	47,379	77,644,420	77,943,523	(299,103)
Canadian Dollar settling 8/21/09	73,570	65,124,763	63,270,850	1,853,913
Colombia Peso settling 7/23/09	6,330,121	3,045,773	2,941,839	103,934
Colombia Peso settling 9/23/09	7,619,637	3,601,167	3,506,549	94,618
Euro Dollar settling 7/08/09	104,502	139,586,671	146,606,231	(7,019,560)
Euro Dollar settling 7/16/09	52,766	71,905,276	74,024,997	(2,119,721)
Euro Dollar settling 7/29/09	105,414	145,118,854	147,884,747	(2,765,893)
Euro Dollar settling 7/29/09	5,592	7,733,867	7,844,857	(110,990)
Euro Dollar settling 8/13/09	55,046	76,917,497	77,221,408	(303,911)
Hungary Forints settling 7/13/09	4,207,922	20,248,889	21,641,347	(1,392,458)
Japanese Yen settling 7/10/09	1,845,383	18,884,874	19,157,563	(272,689)
Japanese Yen settling 7/15/09	5,330,260	53,955,458	55,338,693	(1,383,235)
Japanese Yen settling 7/15/09	2,442,426	25,287,577	25,357,237	(69,660)
Japanese Yen settling 7/17/09	5,330,260	55,776,859	55,340,060	436,799
Japanese Yen settling 7/23/09	7,233,532	75,599,712	75,105,857	493,855
Swedish Krona settling 7/28/09	322,012	42,599,265	41,737,008	862,257
Swiss Franc settling 7/27/09	40,787	36,651,880	37,550,872	(898,992)
Swiss Franc settling 7/27/09	20,453	18,713,592	18,830,519	(116,927)

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate		Maturity	Amount
Barclays Capital	(1.75	)%*	7/07/09	$71,625,000
Barclays Capital	(1.75	)%*	7/07/09	85,950,000
Deutsche Bank	(1.75	)%*	7/06/09	71,531,250

				$229,106,250

(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of this security amounted to $232,125,600.
(b)	Variable rate coupon, rate shown as of June 30, 2009.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the aggregate market value of these securities amounted to $194,927,945 or 10.0% of net assets.
(d)	Floating Rate Security. Stated interest rate was in effect at June 30, 2009.
(e)	This position represents unfunded or partially unfunded loan commitments. Investments in unfunded loan commitments obligate the Fund to fund these commitments at the borrower’s discretion. At period end, the market value and unrealized gain/(loss) of these unfunded loan commitments amounted to $128,263 and $3,479, respectively. The coupon rate will be determined at the time of funding and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(f)	This position or a portion of this position represents an unsettled loan purchase. At June 30, 2009, the market value and unrealized gain/(loss) of these unsettled loan purchases amounted to $2,301,167 and $(60,189), respectively. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(g)	Security is in default and is non-income producing.
(h)	As of June 30, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $79,118,431 and gross unrealized depreciation of investments was $(178,388,702), resulting in net unrealized depreciation of $(99,270,271).
*	Interest payment due from counterparty.

Currency Abbreviations:

BRL	- Brazilian Real
CAD	- Canadian Dollar
COP	- Colombian Peso
EUR	- Euro Dollar
GBP	- Great British Pound
HUF	- Hungarian Forint
IDR	- Indonesian Rupiah
JPY	- Japanese Yen
RUB	- Russian Rouble
SEK	- Swedish Krona
TRY	- New Turkish Lira

Glossary:

ARMS	- Adjustable Rate Mortgages
CMBS	- Commercial Mortgage-Backed Securities
LP	- Limited Partnership
OJSC	- Open Joint Stock Company
REIT	- Real Estate Investment Trust

Country Breakdown *
June 30, 2009 (unaudited)

Summary

44.1%	United States
7.8%	United Kingdom
6.5%	France
5.4%	Russia
4.8%	Japan
4.7%	Supranational
4.4%	Netherlands
3.9%	Brazil
2.7%	Germany
2.5%	Belgium
2.3%	Canada
2.0%	Sweden
1.6%	Turkey
6.7%	Other
0.6%	Short-Term Investments

100.0%	Total Investments

*	All data are as of June 30, 2009. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.6% or less in the following countries: Australia, Chile, Colombia, Hong Kong, Hungary, India, Indonesia, Italy, Kazakhstan, Luxembourg, Spain and Switzerland.

FINANCIAL ACCOUNTING STANDARDS NO. 157

June 30, 2009 (unaudited)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2009:

Investment in Securities	Level 1			Level 2		Level 3		Total
Government - Treasuries	$	– 0	–	$706,441,920		$49,318,582		$755,760,502
Corporates - Investment Grades		– 0	–	568,725,107		22,635,366		591,360,473
Commercial Mortgage-Backed Securities		– 0	–	155,674,026		– 0	–	155,674,026
Corporates - Non-Investment Grades		– 0	–	123,541,224		12,812,892		136,354,116
Supranationals		– 0	–	100,286,618		– 0	–	100,286,618
Governments - Sovereign Agencies		– 0	–	92,057,796		– 0	–	92,057,796
Quasi - Sovereigns		– 0	–	28,779,780		52,394,357		81,174,137
Bank Loans		– 0	–	– 0	–	50,655,148		50,655,148
Emerging Markets - Treasuries		– 0	–	35,239,085		14,610,958		49,850,043
Covered Bonds		– 0	–	39,490,676		– 0	–	39,490,676
Emerging Markets - Sovereigns		– 0	–	– 0	–	17,869,938		17,869,938
Governments - Sovereign Bonds		– 0	–	9,713,378		– 0	–	9,713,378
Emerging Markets - Corporate Bonds		– 0	–	1,678,650		7,556,615		9,235,265
CMOs		– 0	–	– 0	–	4,652,849		4,652,849
Local Government - Regional Bonds		– 0	–	– 0	–	2,174,932		2,174,932
Preferred Stocks		– 0	–	142,243		– 0	–	142,243
Short-Term		– 0	–	12,399,764		– 0	–	12,399,764

Total Investments in Securities		– 0	–	1,874,170,267		234,681,637		2,108,851,904
Other Financial Instruments*		(5,215,567)		(13,093,903)		– 0	–	(18,309,470)

		$(5,215,567)		$1,861,076,364		$234,681,637		$2,090,542,434

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Government - Treasuries		Corporates - Investment Grades			Commercial Mortgage-Backed Securities			Corporates - Non- Investment Grades
Balance as of 9/30/08	$73,956,960			$14,751,452		$	– 0	–		$23,181,171
Accrued discounts /premiums	(16,983,685)			(876,256)			– 0	–		(16,256,052)
Realized gain (loss)	(47,316)			81,104			– 0	–		110,742
Change in unrealized appreciation/ depreciation	2,736,922			(169,127)			– 0	–		(11,671,602)
Net purchases (sales)	227,454			1,201,409			– 0	–		4,994,353
Net transfers in and/or out of Level 3	(10,571,753)			7,646,784			– 0	–		12,454,280

Balance as of 6/30/09	$49,318,582			$22,635,366			– 0	–		$12,812,892

Net change in unrealized appreciation/ depreciation from Investments held as of 6/30/09	$1,883,810			$1,201,409		$	– 0	–	$	– 0	–

	Supranationals		Governments - Sovereign Agencies			Quasi - Sovereigns			Bank Loans
Balance as of 9/30/08	$18,673,236			$38,184,147		$	– 0	–		$66,470,800
Accrued discounts /premiums	– 0	–		– 0	–		7,899,046			(13,286,332)
Realized gain (loss)	– 0	–		– 0	–		51,961			748,240
Change in unrealized appreciation/ depreciation	– 0	–		– 0	–		– 0	–		(4,883,241)
Net purchases (sales)	– 0	–		– 0	–		3,338,213			1,605,681
Net transfers in and/or out of Level 3	(18,673,236)			(38,184,147)			41,105,137			– 0	–

Balance as of 6/30/09	$ – 0	–	$	– 0	–		$52,394,357			$50,655,148

Net change in unrealized appreciation/ depreciation from Investments held as of 6/30/09	$ – 0	–	$	– 0	–	$	– 0	–		$2,038,084

	Emerging Markets - Treasuries		Covered Bonds			Emerging Markets - Sovereigns			Governments - Sovereign Bonds
Balance as of 9/30/08	$37,372,183		$	– 0	–		$7,200,861			$1,940,131
Accrued discounts /premiums	(4,571,893)			– 0	–		4,012,736			(2,008,847)
Realized gain (loss)	391,343			– 0	–		(11,202)			10,609
Change in unrealized appreciation/ depreciation	(492,849)			– 0	–		– 0	–		(105,939)
Net purchases (sales)	(429,822)			– 0	–		1,475,383			164,046
Net transfers in and/or out of Level 3	(17,658,004)			– 0	–		5,192,160			– 0	–

Balance as of 6/30/09	$14,610,958		$	– 0	–		$17,869,938		$	– 0	–

Net change in unrealized appreciation/ depreciation from Investments held as of 6/30/09	$1,163,019		$	– 0	–		$335,090		$	– 0	–

	Emerging Markets - Corporate Bonds			CMOs		Local Government - Regional Bonds			Preferred Stocks
Balance as of 9/30/08	$	– 0	–	$6,449,479			$2,084,055		$	– 0	–
Accrued discounts /premiums		– 0	–	4,893,014			– 0	–		– 0	–
Realized gain (loss)		– 0	–	(6,302,891)			516			– 0	–
Change in unrealized appreciation/ depreciation		– 0	–	90,440			– 0	–		– 0	–
Net purchases (sales)		– 0	–	(477,193)			90,361			– 0	–
Net transfers in and/or out of Level 3		7,556,615		– 0	–		– 0	–		– 0	–

Balance as of 6/30/09		$7,556,615		$4,652,849			$2,174,932		$	– 0	–

Net change in unrealized appreciation/ depreciation from Investments held as of 6/30/09	$	– 0	–	$(477,193)			$90,361		$	– 0	–

						Other Financial Instruments			Total
Balance as of 9/30/08						$	– 0	–		$290,264,475
Accrued discounts /premiums							– 0	–		(37,178,269)
Realized gain (loss)							– 0	–		(4,966,894)
Change in unrealized appreciation/ depreciation							– 0	–		(14,495,396)
Net purchases (sales)							– 0	–		12,189,885
Net transfers in and/or out of Level 3							– 0	–		(11,132,164)

Balance as of 6/30/09						$	– 0	–		$234,681,637

Net change in unrealized appreciation/ depreciation from Investments held as of 6/30/09						$	– 0	–		$6,234,580

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AllianceBernstein Global Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 20, 2009

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	August 20, 2009